NOMINAL SHARE ISSUANCE (Details) - USD ($)		12 Months Ended
	Sep. 15, 2017	Mar. 31, 2017
Disclosure of nominal share issuance
Proceeds from private placement		$ 2,000,000
Nominal share issuance | Hexin Holding Limited
Disclosure of nominal share issuance
Procceds from issuance of shares (in shares)	31,900,848
Price per share	$ 0.0001
Proceeds from private placement	$ 3,190.08
Nominal share issuance | Anhe Holding Limited
Disclosure of nominal share issuance
Procceds from issuance of shares (in shares)	7,975,212
Price per share	$ 0.0001
Proceeds from private placement	$ 797.52
Nominal share issuance | Velencia Holdings Limited
Disclosure of nominal share issuance
Procceds from issuance of shares (in shares)	2,098,740
Price per share	$ 0.0001
Proceeds from private placement	$ 209.87
Nominal share issuance | Long Harvest Fund Management LLC
Disclosure of nominal share issuance
Procceds from issuance of shares (in shares)	419,748
Price per share	$ 0.0001
Proceeds from private placement	$ 41.97
Nominal share issuance | Dragon Gate Investment Partners Limited
Disclosure of nominal share issuance
Procceds from issuance of shares (in shares)	419,748
Price per share	$ 0.0001
Proceeds from private placement	$ 41.97